CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Provision for doubtful accounts	¥ 310,394	¥ 496,918
Quality assurance receivable, net of credit loss allowance	529,392	374,304
Provision for loan losses	214,550	294,355
Deferred guarantee income	1,882,036	1,805,164
Expected credit losses	3,306,132	3,555,618
Payroll and welfare payable	261,528	274,408
Taxes payable	207,477	134,027
Funds payable to investors of consolidated trusts	436,352	1,845,210
Contract liabilities	5,109	5,109
Amounts due to related parties	134	1,000
Leasing liabilities	35,878	176,990
Deferred tax liabilities	340,608	232,188
Accrued expenses and other liabilities	¥ 941,765	¥ 908,708
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	223,676,230	136,874,400
Consolidated VIEs' principal subsidiaries [Member]
Deferred guarantee income	¥ 1,603,682	¥ 1,723,200
Expected credit losses	2,985,013	3,239,835
Payroll and welfare payable	142,614	157,955
Taxes payable	133,473	51,574
Funds payable to investors of consolidated trusts	436,322	1,845,210
Contract liabilities	5,109	5,109
Amounts due to related parties	134	1,000
Leasing liabilities	32,811	174,062
Deferred tax liabilities	65,201	140,212
Accrued expenses and other liabilities	702,030	890,047
VIE's subsidiaries [Member]
Deferred guarantee income	1,603,682	1,723,200
Expected credit losses	2,985,013	3,239,835
Payroll and welfare payable	142,614	157,955
Taxes payable	133,473	51,574
Funds payable to investors of consolidated trusts	436,322	1,845,210
Contract liabilities	5,109	5,109
Amounts due to related parties	134	1,000
Leasing liabilities	32,811	174,062
Deferred tax liabilities	65,201	140,212
Accrued expenses and other liabilities	¥ 702,030	¥ 890,047
Class A Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	980,871,169	980,871,169
Ordinary Stock, shares outstanding | shares	757,194,939	843,996,769
Class B Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	569,200,000	569,200,000
Ordinary Stock, shares outstanding | shares	569,200,000	569,200,000
Consolidated Trust [Member]
Deferred guarantee income	¥ 1,603,682	¥ 1,723,200
Expected credit losses	2,985,013	3,239,835
Payroll and welfare payable	142,614	157,955
Taxes payable	133,473	51,574
Funds payable to investors of consolidated trusts	436,322	1,845,210
Contract liabilities	5,109	5,109
Amounts due to related parties	134	1,000
Leasing liabilities	32,811	174,062
Deferred tax liabilities	65,201	140,212
Accrued expenses and other liabilities	¥ 702,030	¥ 890,047